Dec. 13, 2024
Supplement Dated December 13, 2024 To The Prospectus Dated April 29, 2024 JNL® Investors Series Trust All changes are effective December 31, 2024.
JNL GOVERNMENT MONEY MARKET FUND

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL Government Money Market Fund, after the second paragraph please add the following:

Effective December 31, 2024, for consistency with the Fund’s principal investment strategies, the Fund will add the Bloomberg U.S. Aggregate Index as the Fund's primary benchmark and the Bloomberg USD 1 Month Cash Deposit Index as the Fund’s secondary benchmark.